<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     3/31/2010

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke LP
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Chief Financial Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		May 10, 2010

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   NONE



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ART TECHNOLOGY GROUP           COM              04289L107     1874   425000 SH       SOLE                   425000
ASCENT MEDIA CORP COM SER A    COM              043632108     2725   100000 SH       SOLE                   100000
ATRICURE INC                   COM              04963C209     1178   200000 SH       SOLE                   200000
BALLY TECHNOLOGIES             COM              05874B107     1622    40000 SH       SOLE                    40000
BANK OF AMER CORP              COM              060505104     1785   100000 SH       SOLE                   100000
CITI TRENDS INC                COM              17306X102      811    25000 SH       SOLE                    25000
COGENT INC                     COM              19239Y108      663    65000 SH       SOLE                    65000
COLDWATER CREEK INC COM        COM              193068103      833   120000 SH       SOLE                   120000
DEXCOM INC COM                 COM              252131107     3409   350000 SH       SOLE                   350000
DIGIMARC CORP.                 COM              253807101     1234    71428 SH       SOLE                    71428
DISCOVERY COMMUN NEW COM SER C COM              25470F302     1103    37500 SH       SOLE                    37500
DISCOVERY COMMUNICATIONS       COM              25470F104     1267    37500 SH       SOLE                    37500
DISH NETWORK                   COM              25470M109      833    40000 SH       SOLE                    40000
FLOW INTL CORP COM             COM              343468104      903   300000 SH       SOLE                   300000
FOSSIL INC                     COM              349882100     2264    60000 SH       SOLE                    60000
HMS HOLDINGS                   COM              40425J101     1275    25000 SH       SOLE                    25000
HOWSTUFFWORKS II RSTD          COM              40431N104       82    53022 SH       SOLE                    53022
IMAX CORP COM                  COM              45245E109     1619    90000 SH       SOLE                    90000
INTEGRAL SYS INC MD COM        COM              45810H107     2370   246100 SH       SOLE                   246100
INTERVAL LEISURE GROUP COM     COM              46113M108     2184   150000 SH       SOLE                   150000
INVERNESS MEDICAL INNOVATION   COM              46126P106     2337    60000 SH       SOLE                    60000
IPC THE HOSPITALIST CO COM     COM              44984A105      769    21905 SH       SOLE                    21905
KIT DIGITAL INC COM NEW        COM              482470200     1288   100000 SH       SOLE                   100000
LUMBER LIQUIDATORS HOLDINGS IN COM              55003T107      667    25000 SH       SOLE                    25000
MAKO SURGICAL CORP COM         COM              560879108     1618   120000 SH       SOLE                   120000
MGM MIRAGE                     COM              552953101      600    50000 SH       SOLE                    50000
NET 1 UEPS TECHNOLOGIES INC    COM              64107N206     2289   124455 SH       SOLE                   124455
NFJ DIVID INT & PRM ST COM SHS COM              65337H109     5853   370000 SH       SOLE                   370000
NIC INC                        COM              62914B100     1574   200000 SH       SOLE                   200000
O2MICRO INTERNATIONAL          COM              67107W100     2911   425000 SH       SOLE                   425000
PAIN THERAPEUTICS INC COM      COM              69562K100      940   150000 SH       SOLE                   150000
PENN NATL GAMING               COM              707569109     1112    40000 SH       SOLE                    40000
PF CHANG'S CHINA BISTRO        COM              69333Y108     3301    74800 SH       SOLE                    74800
QUALCOMM                       COM              747525103     1678    40000 SH       SOLE                    40000
SAFEGUARD SCIENTIFICS COM      COM              786449207      505    38872 SH       SOLE                    38872
SALIX PHARMACEUTICALS COM      COM              795435106      745    20000 SH       SOLE                    20000
SAVIENT PHARMA INC COM         COM              80517Q100     2529   175000 SH       SOLE                   175000
SBA COMMUNICATIONS CORP-CL A   COM              78388J106     1443    40000 SH       SOLE                    40000
SCHWEITZER-MAUDUIT COM         COM              808541106     2616    55000 SH       SOLE                    55000
SHUTTERFLY INC COM             COM              82568P304     2831   117500 SH       SOLE                   117500
SPDR SERIES TRUST DJWS SCAP GR COM              78464A201     2103    23000 SH       SOLE                    23000
STAPLES                        COM              855030102     1170    50000 SH       SOLE                    50000
SYNOVIS LIFE TECH INC COM      COM              87162G105      621    40000 SH       SOLE                    40000
TEXAS ROADHOUSE INC            COM              882681109      833    60000 SH       SOLE                    60000
THERAVANCE INC                 COM              88338T104     1332   100000 SH       SOLE                   100000
TIVO, INC.                     COM              888706108      685    40000 SH       SOLE                    40000
TREE COM INC COM               COM              894675107     1205   131680 SH       SOLE                   131680
URBAN OUTFITTERS               COM              917047102     3046    80000 SH       SOLE                    80000
US AUTO PARTS NETWORK INC      COM              90343C100     1942   258279 SH       SOLE                   258279
VANGUARD INDEX FDS SML CP GRW  COM              922908595     1632    25000 SH       SOLE                    25000
VERMILLION INC COM NEW         COM              92407M206      805    28000 SH       SOLE                    28000
VISTAPRINT NV                  COM              N93540107     1147    20000 SH       SOLE                    20000
WORLD HEART CORP COM NO PAR    COM              980905400     1460   410000 SH       SOLE                   410000